Impact of Change in Accounting Policies	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Impact of Change in Accounting Policies	Impact of change in accounting policies
Leases
The new leasing standard (ASU No. 2016-02 'Leases') was issued in February 2016. ASC 842 'Leases' (ASC 842) supersedes the requirements in ASC 840 'Leases' (ASC 840) and requires that lessees recognize rights and obligations from virtually all leases (other than leases that meet the definition of a short-term lease) on their Balance Sheets as right-of-use assets with corresponding lease liabilities. The ASU also provides additional guidance on how to classify leases and how to determine the lease term for accounting purposes. In July 2018, the FASB issued ASU No. 2018-11 'Leases (Topic 842): Targeted Improvements', which provides the option to adopt the standard retrospectively for each prior period presented, as initially set out in ASU No. 2016-02, or as of the adoption date with a cumulative-effect adjustment to the opening balance of retained earnings.
ASC 842 became effective for ICON plc with effect from January 1, 2019. ICON adopted the new standard as of January 1, 2019 under the cumulative effect adjustment approach. Under this transition method, the new standard is applied from January 1, 2019 without restatement of comparative period amounts. Results for the years ended December 31, 2018 and December 31, 2017 are therefore presented under the previous leasing accounting principles, ASC 840. Operating lease liabilities and right-of-use assets have been recorded on the Consolidated Balance Sheets as at January 1, 2019 of $106.5 million.
There is no impact of adopting ASC 842 on opening retained earnings at January 1, 2019.
Revenue
In the previous financial year, the Company adopted ASC 606 'Revenue from Contracts with Customers' (ASC 606) on January 1, 2018. The new revenue recognition policies were applied in the preparation and presentation of the results for the twelve months ended December 31, 2018 and the twelve months ended December 31, 2019. As ICON adopted the standard using the cumulative effect transition method, there was no restatement of comparative amounts. Therefore, the results for the year ended December 31, 2017 and previously reflect the provisions of ASC 605 'Revenue Recognition'.

The most significant impact of application of the new standard was the measurement of a clinical trial service as a single performance obligation recognized over time. We concluded that ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical trial. The progress towards completion for clinical service contracts is measured based on total project costs (direct fees are therefore inclusive of third party costs). Revenue is our primary measure of performance on adoption of ASC 606. In common with others in the sector, our results previously separately identified that revenue stream which related to services provided by third parties. Those services were previously separately identified as reimbursable expenses and presented separately in our Consolidated Statements of Operations. Reimbursable expenses are included within direct costs on adoption of ASC 606. Throughout the document revenue as reported on adoption of ASC 606 is referred to as revenue. Revenue as reported for the years ended December 31, 2017 and previously are gross revenues (inclusive of revenue from reimbursable expenses) or net revenues (exclusive of revenue from reimbursable expenses). This treatment is consistent with the adoption of ASC 606 from January 1, 2018 without restatement of comparatives.

Incremental costs of obtaining a contract were also considered on adoption of ASC 606. Commission costs of $12 million were recognized as an asset on the Consolidated Balance Sheet in respect of those contracts that exceed one year. Where commission costs relate to contracts that are less than one year, the practical expedient is applied as the amortization period of the asset which would arise on deferral would be one year or less.